Huntington ForeRetirement Variable Annuity

Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Supplement dated July 19, 2024 to your Prospectus dated April 26, 2024

(the “Prospectus”)

Putnam VT Income Fund

Effective July 15, 2024, Franklin Advisers, Inc. replaced Putnam Investment Management, LLC as adviser and Putnam Investment Management, LLC was added as an additional sub-adviser in the “Fund – Share Class Adviser/Sub-Adviser” column for the Putnam VT Income Fund as listed in the Prospectus under “Appendix B – Funds Available Under the Contract.”

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Effective July 15, 2024, Franklin Advisers, Inc. was added as an additional sub-adviser in the “Fund – Share Class Adviser/Sub-Adviser” column for the Putnam VT Large Cap Growth Fund and the Putnam VT Large Cap Value Fund as listed in the Prospectus under “Appendix B – Funds Available Under the Contract.”

This Supplement Should be Retained for Future Reference.

HFR071924A-SAC